Annual Fund Operating Expenses - VanEck Pivotal Trends ETF - VanEck Pivotal Trends ETF Class	Oct. 14, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Acquired Fund Fees and Expenses	0.06%	[2],[3]
Expenses (as a percentage of Assets)	0.56%	[1]
Fee Waiver or Reimbursement	0.05%	[1],[4]
Net Expenses (as a percentage of Assets)	0.51%

[1]	Van Eck Absolute Return Advisers Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2028.
[2]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds which invest exclusively in money market instruments. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in this Prospectus and on the Fund’s filing on form N-CSR.
[4]	The Adviser has agreed to waive the management fee it charges the Fund by any amount the Adviser or its affiliates collect as a management fee from underlying funds. Such fee waivers are included in the “Fee Waivers” above.